Risk Management (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of financial risk management [text block] [Abstract]
Schedule of expected credit losses on financial assets recognized in profit or loss
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Expected credit loss provision on trade receivables arising from contracts with customers	88,482	80,842	54,872

Schedule of provides information about the expected credit loss rate for trade receivables by ageing category
Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2022
Since invoicing	7%	148,625	10,139
1 month since invoicing date	14%	47,681	6,661
2 months since invoicing date	22%	26,329	5,729
3 months since invoicing date	61%	228,092	139,154
Total	36%	450,727	161,683

Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2021
Since invoicing	7%	152,635	10,190
1 month since invoicing date	14%	33,622	4,646
2 months since invoicing date	20%	21,949	4,416
3 months since invoicing date	56%	146,001	81,814
Total	29%	354,207	101,066

Schedule of contractual undiscounted cash flows and contractual interest payments
Figures in Rand thousands	Less than 1 year	2 years	3 years	4 years	>5 years	Total

At February 28, 2022
Term loans	22,408	43,884	17,938	16,036	–	100,266
Lease obligations	50,821	42,853	17,305	4,733	8,333	124,045
Trade and other payables	250,970	–	–	–	–	250,970
Loans from related parties	2,134	–	–	–	–	2,134
Bank overdraft	13,722	–	–	–	–	13,722

At February 28, 2021
Term loans	5,626	5,626	5,157	–	–	16,409
Lease obligations	40,275	28,426	16,168	5,749	12,751	103,369
Trade and other payables	235,510	–	–	–	–	235,510
Loans from related parties	893,338	–	–	–	–	893,338
Bank overdraft	28,839	–	–	–	–	28,839

Schedule of currency risk
Figures in Rand thousands	USD	EUR	SGD

At February 28, 2022
Trade and other receivables	62,247	228	–
Loan from related parties	86,159	71,994	32,085
Loan to related parties	(112,334)	–	(7,227)
Cash and cash equivalents	144,173	9,618	1,880
Trade and other payables	(53,609)	(5,286)	(2,299)
	126,636	76,554	24,439

At February 28, 2021
Trade and other receivables	38,421	1,244	760
Loan from related parties	120,133	81,045	–
Loan to related parties	(120,005)	(426)	(7,972)
Cash and cash equivalents	5,724	104	77
Trade and other payables	(27,242)	(3,939)	(26,021)
	17,031	78,028	(33,156)

Schedule of a factor change of 10% has been applied to the exchange rates
Figures in Rand thousands	Strengthening of ZAR	Weakening of ZAR

February 28, 2022
USD	(12,664)	12,664
EUR	(7,655)	7,655
SGD	(2,444)	2,444
	(22,763)	22,763

February 28, 2021
USD	(1,703)	1,703
EUR	(7,803)	7,803
SGD	3,316	(3,316)
	(6,190)	6,190

Schedule of a factor of 1% has been applied to the interest rates
Figures in Rand thousands

February 28, 2022
Effect on profit before tax (1% increase)	(893)
Effect on profit before tax (1% decrease)	893

February 28, 2021
Effect on profit before tax (1% increase)	(159)
Effect on profit before tax (1% decrease)	159